Basis of Presentation and Significant Accounting Policies (Schedule of Consolidated Statements of Income) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses	¥ 1,058,536	¥ 993,009	¥ 1,137,110
Operating profit	281,918	110,547	174,420
Income before income taxes	302,706	130,280	195,493
Income taxes	71,866	34,337	56,146
Consolidated net income	230,840	95,943	139,347
Less: Net income attributable to noncontrolling interests	16,122	12,625	14,383
Net income attributable to Canon Inc.	¥ 214,718	¥ 83,318	¥ 124,964
Net income attributable to Canon Inc. shareholders per share:
Basic	¥ 205.35	¥ 79.37	¥ 116.79
Diluted	¥ 205.29	¥ 79.35	¥ 116.77
Restatement Adjustment
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses			¥ 1,137,110
Operating profit			174,420
Income before income taxes			195,493
Income taxes			56,146
Consolidated net income			139,347
Less: Net income attributable to noncontrolling interests			14,383
Net income attributable to Canon Inc.			¥ 124,964
Net income attributable to Canon Inc. shareholders per share:
Basic			¥ 116.79
Diluted			¥ 116.77
Previously Reported
Condensed Income Statements, Captions [Line Items]
Selling, general and administrative expenses			¥ 1,136,863
Operating profit			174,667
Income before income taxes			195,740
Income taxes			56,223
Consolidated net income			139,517
Less: Net income attributable to noncontrolling interests			14,412
Net income attributable to Canon Inc.			¥ 125,105
Net income attributable to Canon Inc. shareholders per share:
Basic			¥ 116.93
Diluted			¥ 116.91